Share - Based Compensation - Summary of Stock Option and SARs Activity under 2023 Plan (Details)		6 Months Ended
		Jun. 30, 2026 shares SFr / shares	Jun. 30, 2025 shares SFr / shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Outstanding beginning balance | shares		5,163,946	4,687,054
Number of Options, Granted | shares		1,116,899	1,035,131
Number of Options, Forfeited | shares	[1]	(91,746)	(297,978)
Number of Options, Exercised | shares	[1]	(72,750)	(335,581)
Number of Options, Outstanding ending balance | shares		6,116,349	5,088,626
Weighted Average Exercise Price, Outstanding beginning balance | SFr / shares		SFr 8.32	SFr 6.82
Weighted Average Exercise Price, Granted | SFr / shares		21.11	16.11
Weighted Average Exercise Price, Forfeited | SFr / shares	[1]	13.18	8.31
Weighted Average Exercise Price, Exercised | SFr / shares	[1]	8.05	5.02
Weighted Average Exercise Price, Outstanding ending balance | SFr / shares		SFr 10.22	SFr 8.48
Granted shares expiration period		2036	2035
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2036	2035	2035	2034
Forfeited shares expiration period	[1]	2036	2034
Exercised shares expiration period	[1]	2034	2034
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2028	2028	2028	2028
Forfeited shares expiration period	[1]	2033	2033
Exercised shares expiration period	[1]	2028	2033

[1]

(1) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2026 and 2025. No SARs had been exercised or forfeited during the six months ended June 30, 2026 and 2025.